     As filed with the Securities and Exchange Commission on April 28, 2006

                                                      1933 Act File No. 33-19630
                                                      1940 Act File No. 811-4009
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-3
                             REGISTRATION STATEMENT
                                      UNDER

                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 25

                             REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 32


                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
                           (Exact Name of Registrants)

                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)


           Susan S. Newton, Massachusetts Financial Services Company,

                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)
                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)

/X/ on April 30, 2006 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(i)
/ / on [DATE] pursuant to paragraph (a)(i)
/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on [DATE] pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

The following items are herein incorporated by reference to those items as filed by the Money Market Variable Account (File Nos. 33-19628 and 811-3563) in Post-Effective Amendment No. 25, filed with the SEC via EDGAR on April 28, 2006:


          Cross-Reference Pages

          Compass 3 Prospectus dated May 1, 2006
          Compass 2 and 3 Statement of Additional Information dated May 1, 2006

          Part C

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of April, 2006.


                             MONEY MARKET VARIABLE ACCOUNT
                             HIGH YIELD VARIABLE ACCOUNT
                             CAPITAL APPRECIATION VARIABLE ACCOUNT
                             GOVERNMENT SECURITIES VARIABLE ACCOUNT
                             GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                             TOTAL RETURN VARIABLE ACCOUNT

                                          (REGISTRANTS)

                             By:    MARIA F. DWYER*
                                    -------------------------------
                             Name:  Maria F. Dwyer
                             Title: President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2006.

                             SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


                             ROBERT C. SALIPANTE**
                             ---------------------
                             Robert C. Salipante
                             President

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants indicated on April 24, 2006.


SIGNATURE                                 TITLE
---------                                 -----
J. KERMIT BIRCHFIELD*              Chairman
-----------------------------
J. Kermit Birchfield


MARIA F. DWYER*                    President (Principal Executive Officer)
-----------------------------
Maria F. Dwyer


TRACY A. ATKINSON*                 Principal Financial Officer and
-----------------------------        Principal Accounting Officer
Tracy A. Atkinson


ROBERT C. BISHOP*                  Member of the Boards of Managers
-----------------------------
Robert C. Bishop


FREDERICK H. DULLES*               Member of the Boards of Managers
-----------------------------
Frederick H. Dulles


DAVID D. HORN*                     Member of the Boards of Managers
-----------------------------
David D. Horn


MARCIA A. KEAN*                    Member of the Boards of Managers
-----------------------------
Marcia A. Kean


C. JAMES PRIEUR*                   Member of the Boards of Managers
-----------------------------
C. James Prieur

RONALD G. STEINHART*               Member of the Boards of Managers
-----------------------------
Ronald G. Steinhart


HAVILAND WRIGHT*                   Member of the Boards of Managers
-----------------------------
Haviland Wright

                                   *By:  SUSAN S. NEWTON
                                         ------------------------------------
                                   Name: Susan S. Newton
                                         as Attorney-in-fact

                                   Executed By Susan S. Newton on behalf of those indicated pursuant to Powers of Attorney, dated September 1, 2005, September 28, 2005 and November 1, 2005; incorporated by reference to Money Market Variable Account (File Nos. 33-19628 and 811-3563)
                                   Post-Effective Amendment No. 25 filed with the SEC via EDGAR on April 28, 2006.

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

SIGNATURE                                    TITLE
---------                                    -----
ROBERT C. SALIPANTE    **          President and Director (Principal Executive
-------------------------            Officer)
Robert C. Salipante

GARY CORSI             **          Director & Vice President and Chief
-------------------------          Financial Officer and Treasurer (Principal
Gary Corsi                         Financial and Accounting Officer)

SANDRA M. DADALT          **       Attorney-in-Fact for:
----------------------------       Robert C. Salipante, President and Director
Sandra M. DaDalt                   (Principal Executive Officer)
                                   Gary Corsi, Director & Vice President and Chief
                                   Financial Officer and Treasurer (Principal
                                   Financial and Accounting Officer)
                                   C. James Prieur, Chairman and Director
                                   Thomas A. Bogart, Director
                                   Scott M. Davis, Director
                                   Paul W. Derksen, Director
                                   Mary M. Fay, Director
                                   Donald A. Stewart, Director


**Sandra M. DaDalt has signed this document on the date indicated on behalf of the above Directors pursuant to powers of attorney duly executed by such persons and filed herewith.

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Thomas A. Bogart, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19630) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                   THOMAS A. BOGART
                                   ----------------
                                   Thomas A. Bogart


Dated: April 7, 2006
       -------------

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Gary Corsi, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19630) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                   GARY CORSI
                                   ----------
                                   Gary Corsi


Dated: April 7, 2006
       -------------

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Scott M. Davis, hereby constitute and appoint Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19630) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                   SCOTT M. DAVIS
                                   --------------
                                   Scott M. Davis


Dated: April 7, 2006
       -------------

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Paul W. Derksen, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19630) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                   PAUL W. DERKSEN
                                   ---------------
                                   Paul W. Derksen


Dated: April 7, 2006
       -------------

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Mary M. Fay, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19630) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                   MARY M. FAY
                                   -----------
                                   Mary M. Fay


Dated: April 7, 2006
       -------------

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, C. James Prieur, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19630) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                   C. JAMES PRIEUR
                                   ---------------
                                   C. James Prieur


Dated: April 7, 2006
       -------------

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Robert C. Salipante, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19630) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                   ROBERT C. SALIPANTE
                                   -------------------
                                   Robert C. Salipante


Dated: April 7, 2006
       -------------

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Donald A. Stewart, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19630) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                   DONALD A. STEWART
                                   -----------------
                                   Donald A. Stewart


Dated: April 7, 2006
       -------------